Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Feb. 05, 2020
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount	$ 1,359,657	$ 1,279,328	[1]
Impairment charge	11,800	36,300
Goodwill	$ 382,285	$ 356,521
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Projected cash flows forecast period	3 years
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates	8.90%	9.60%
Projected cash flows forecast period		5 years
Projected cash flows forecast extended period	5 years
Top of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates	10.90%	11.20%
Projected cash flows forecast period		8 years
Projected cash flows forecast extended period	8 years
Brand Platform New Guards
Disclosure Of Intangible Assets [Line Items]
Goodwill	$ 181,381	$ 181,381
Marketplace
Disclosure Of Intangible Assets [Line Items]
Goodwill	176,776	153,086
New Guards | Marketplace
Disclosure Of Intangible Assets [Line Items]
Goodwill	17,700
Ambush Inc.
Disclosure Of Intangible Assets [Line Items]
Goodwill				$ 10,674
Ambush Inc. | Brand Platform New Guards
Disclosure Of Intangible Assets [Line Items]
Goodwill	6,300
Ambush Inc. | Marketplace
Disclosure Of Intangible Assets [Line Items]
Goodwill	4,400
Brand, Trademarks & Domain Names
Disclosure Of Intangible Assets [Line Items]
Development costs of assets	$ 37,800	36,600
Brand, Trademarks & Domain Names | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Brand, Trademarks & Domain Names | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	16 years
Brand, Trademarks & Domain Names | Off-White
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount	$ 415,100
Estimated useful lives of intangible assets	4 years
Brand, Trademarks & Domain Names | Stadium Goods
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount	$ 93,800
Estimated useful lives of intangible assets	12 years
Brand, Trademarks & Domain Names | Marcelo Burlon County of Milan
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount	$ 59,300
Estimated useful lives of intangible assets	13 years 7 months 6 days
Brand, Trademarks & Domain Names | Palm Angels
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount	$ 125,300
Estimated useful lives of intangible assets	9 years 7 months 6 days
Brand, Trademarks & Domain Names | Palm Angels
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount	$ 25,600
Estimated useful lives of intangible assets	4 years 7 months 6 days
Brand, Trademarks & Domain Names | Heron Preston
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount	$ 21,300
Estimated useful lives of intangible assets	5 years 7 months 6 days
Brand, Trademarks & Domain Names | Ambush Inc.
Disclosure Of Intangible Assets [Line Items]
Intangible assets, net carrying amount	$ 4,100
Estimated useful lives of intangible assets	8 years 3 months 18 days
New Guards Brand Portfolio
Disclosure Of Intangible Assets [Line Items]
Impairment charge		30,500
Direct Consumer-facing Channels and Farfetch Level 1 Access Button
Disclosure Of Intangible Assets [Line Items]
Impairment charge		$ 5,800

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.